Financing (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Company's Debt, Net of Unamortized Discounts, Premiums and Financing Costs
Our debt, issued by us, ESI and Medco Health Solutions, Inc. (“Medco”), net of unamortized discounts, premiums and financing costs, consists of:

			September 30, 2017	December 31, 2016
Long-term Debt	Issuer	Basis Points(1)	Carrying Amount (in millions)
Senior notes(2)
$500.0 million, 1.250% senior notes due June 2017(3)	Express Scripts	10	$—	$499.6
$1,200.0 million, 7.125% senior notes due March 2018(3)	Medco	50	845.9	868.8
$1,000.0 million, 2.250% senior notes due June 2019(3)	Express Scripts	15	996.6	995.1
$500.0 million, 7.250% senior notes due June 2019(3)	ESI	50	336.6	336.2
$500.0 million, 4.125% senior notes due September 2020(3)	Medco	25	503.2	504.0
$500.0 million, 3.300% senior notes due February 2021(3)	Express Scripts	35	496.6	495.9
$1,250.0 million, 4.750% senior notes due November 2021(3)	Express Scripts	45	1,241.0	1,239.5
$1,000.0 million, 3.900% senior notes due February 2022(3)	Express Scripts	40	986.3	984.1
$1,000.0 million, 3.000% senior notes due July 2023(3)	Express Scripts	25	993.3	992.5
$1,000.0 million, 3.500% senior notes due June 2024(3)	Express Scripts	20	989.4	988.3
$1,500.0 million, 4.500% senior notes due February 2026(3)	Express Scripts	45	1,482.6	1,481.2
$1,500.0 million, 3.400% senior notes due March 2027(4)	Express Scripts	30	1,489.6	1,488.7
$700.0 million, 6.125% senior notes due November 2041(3)	Express Scripts	50	444.2	444.0
$1,500.0 million, 4.800% senior notes due July 2046(3)	Express Scripts	40	1,483.4	1,483.0
Total senior notes			12,288.7	12,800.9
Term loan
$3,000.0 million, term loan due April 2020(5)	Express Scripts	N/A	2,619.1	2,767.4
Total debt			14,907.8	15,568.3
Current maturities of debt
$500.0 million, 1.250% senior notes due June 2017(2)(3)	Express Scripts	10	—	499.6
$1,200.0 million, 7.125% senior notes due March 2018(2)(3)	Medco	50	845.9	—
$3,000.0 million, term loan due April 2020(5)	Express Scripts	N/A	335.2	222.7
Total current maturities of long-term debt			1,181.1	722.3
Total long-term debt			$13,726.7	$14,846.0

(1)
All senior notes are redeemable prior to maturity at a price equal to the greater of (1) 100% of the aggregate principal amount of any notes being redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed discounted to the redemption date on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the treasury rate plus the basis points as indicated, plus in each case, unpaid interest on the notes being redeemed accrued to the redemption date.

(2)
All senior notes are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed on a senior unsecured basis by Express Scripts (if issued by either Medco or ESI) and by most of our current and future 100% owned domestic subsidiaries.

(3)	Senior notes require interest to be paid semi-annually, commencing six months subsequent to issuance.
(4)	Senior notes require interest to be paid semi-annually in March and September.
(5)	The 2015 five-year term loan (as defined below) had average interest rates of 2.48% and 1.80% as of September 30, 2017 and December 31, 2016, respectively.

Our debt, issued by us, ESI and Medco, net of unamortized discounts, premiums and financing costs, consists of:

			December 31,
			2016	2015
Long-term Debt	Issuer	Basis Points(1)	Carrying Amount (in millions)
Senior notes(2)
$1,500.0 million, 3.125% senior notes due May 2016(3)	ESI	20	$—	$1,498.7
$1,500.0 million, 2.650% senior notes due February 2017(3)	Express Scripts	35	—	1,494.4
$500.0 million, 1.250% senior notes due June 2017(3)	Express Scripts	10	499.6	498.6
$1,200.0 million, 7.125% senior notes due March 2018(3)	Medco	50	868.8	1,296.9
$1,000.0 million, 2.250% senior notes due June 2019(3)	Express Scripts	15	995.1	993.1
$500.0 million, 7.250% senior notes due June 2019(3)	ESI	50	336.2	497.4
$500.0 million, 4.125% senior notes due September 2020(3)	Medco	25	504.0	504.9
$500.0 million, 3.300% senior notes due February 2021(3)	Express Scripts	35	495.9	—
$1,250.0 million, 4.750% senior notes due November 2021(3)	Express Scripts	45	1,239.5	1,237.5
$1,000.0 million, 3.900% senior notes due February 2022(3)	Express Scripts	40	984.1	981.3
$1,000.0 million, 3.000% senior notes due July 2023(3)	Express Scripts	25	992.5	—
$1,000.0 million, 3.500% senior notes due June 2024(3)	Express Scripts	20	988.3	986.8
$1,500.0 million, 4.500% senior notes due February 2026(3)	Express Scripts	45	1,481.2	—
$1,500.0 million, 3.400% senior notes due March 2027(4)	Express Scripts	30	1,488.7	—
$700.0 million, 6.125% senior notes due November 2041(3)	Express Scripts	50	444.0	692.5
$1,500.0 million, 4.800% senior notes due July 2046(3)	Express Scripts	40	1,483.0	—
Total senior notes			12,800.9	10,682.1
Term loans
$2,500.0 million, term loan due April 2017(5)	Express Scripts	N/A	—	1,995.5
$3,000.0 million, term loan due April 2020(5)	Express Scripts	N/A	2,767.4	2,915.1
Total term loans			2,767.4	4,910.6
Total debt			15,568.3	15,592.7
Current maturities of debt
$1,500.0 million, 3.125% senior notes due May 2016(2)(3)	ESI	20	—	1,498.7
$500.0 million, 1.250% senior notes due June 2017(2)(3)	Express Scripts	10	499.6	—
$3,000.0 million, term loan due April 2020(5)	Express Scripts	N/A	222.7	147.7
Total current maturities of long-term debt			722.3	1,646.4
Total long-term debt			$14,846.0	$13,946.3

(1)
All senior notes are redeemable prior to maturity at a price equal to the greater of (1) 100% of the aggregate principal amount of any notes being redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed discounted to the redemption date on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the treasury rate plus the basis points as indicated, plus in each case, unpaid interest on the notes being redeemed accrued to the redemption date.

(2)
All senior notes are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed on a senior unsecured basis by Express Scripts (if issued by either Medco or ESI) and by most of our current and future 100% owned domestic subsidiaries.

(3)	Senior notes require interest to be paid semi-annually, commencing six months subsequent to issuance.
(4)	Senior notes require interest to be paid semi-annually, commencing with September 2016.
(5)
The 2015 five-year term loan (defined below) had an average interest rate of 1.80% as of December 31, 2016. The 2015 two-year term loan (defined below) and 2015 five-year term loan had average interest rates of 1.33% and 1.45%, respectively, as of December 31, 2015.

Schedule of Financing Costs
Following is the gross amount recognized and the related weighted-average period of amortization of our financing costs:

	Financing costs (in millions)	Weighted- average period of amortization (in years)
June 2009 Senior Notes(1)	$13.3	5.2
November 2011 Senior Notes(2)	29.9	12.1
February 2012 Senior Notes(3)	22.5	6.2
June 2014 Senior Notes(4)	18.6	6.6
February 2016 Senior Notes	16.0	8.8
July 2016 Senior Notes	33.0	17.0
2015 credit agreement	28.0	4.0

(1)	Includes $500.0 million, 7.250% senior notes due June 2019.
(2)	Includes $1,250.0 million, 4.750% senior notes due November 2021 and $700.0 million, 6.125% senior notes due November 2041.
(3)	Includes $1,500.0 million, 2.650% senior notes due February 2017 and $1,000.0 million, 3.900% senior notes due February 2022.
(4)	Includes $500.0 million, 1.250% senior notes due June 2017, $1,000.0 million, 2.250% senior notes due June 2019, and $1,000.0 million, 3.500% senior notes due June 2024.

Schedule of Maturities for Long-term Debt
Following is a schedule of maturities, excluding unamortized discounts, premiums and financing costs, for our long-term debt as of December 31, 2016 (in millions):

Year Ended December 31,	Maturities of Long-term Debt
2017	$725.0
2018	1,206.4
2019	2,537.4
2020	1,475.0
2021	1,750.0
Thereafter	7,948.7
Total	$15,642.5